Income Taxes (Summary Of Income Tax Provision) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal			$ 12.6	$ 10.0	$ (21.1)
State			1.0	0.4	0.1
Foreign			12.5	13.7	11.9
Total current tax provision (benefit)			26.1	24.1	(9.1)
Deferred:
Federal			(5.2)	4.1	22.7
State			0.1	0.3	(0.7)
Foreign			(6.1)	0.6	0.9
Total deferred tax provision	2.0	0.2	(11.3)	5.0	22.9
Total income tax provision	$ 7.2	$ 5.2	$ 14.9	$ 29.1	$ 13.8